Consolidated Balance Sheets - EUR (€) € in Millions		Jun. 30, 2025		Dec. 31, 2024
Assets
Property, plant and equipment owned	[1]	€ 9,574		€ 10,091
Right-of-use assets	[1]	1,433		1,510
Goodwill	[1]	40,283		43,384
Other intangible assets	[1]	20,431		22,629
Investments accounted for using the equity method	[1]	3,563		316
Other non-current assets	[1]	4,109		3,753
Non-current income tax assets	[1]	541		560
Deferred tax assets	[1]	8,008		7,967
Non-current assets	[1]	87,942		90,210
Inventories	[1]	9,618		9,431
Accounts receivable	[1]	7,810		7,677
Other current assets	[1]	3,595		3,826
Current income tax assets	[1]	397		724
Cash and cash equivalents	[1]	15,359		7,441
Assets held for sale	[1]	238		13,489
Current assets	[1]	37,017		42,588
Total assets	[1]	124,959		132,798
Equity and liabilities
Equity attributable to equity holders of Sanofi	[1]	70,008		77,507
Equity attributable to non-controlling interests	[1]	271		350
Total equity	[1]	70,279		77,857
Long-term debt	[1]	13,200		11,791
Non-current lease liabilities	[1]	1,524		1,645
Non-current liabilities related to business combinations and to non-controlling interests	[1]	564	[2]	569
Non-current provisions and other non-current liabilities	[1]	7,116		8,096
Non-current income tax liabilities	[1]	1,502		1,512
Deferred tax liabilities	[1]	1,715		2,166
Non-current liabilities	[1]	25,621		25,779
Accounts payable	[1]	7,075		7,551
Current liabilities related to business combinations and to non-controlling interests	[1]	0	[2]	72
Current provisions and other current liabilities	[1]	13,697		14,241
Current income tax liabilities	[1]	724		697
Current lease liabilities	[1]	252		261
Short-term debt and current portion of long-term debt	[1]	7,309		4,209
Liabilities related to assets held for sale	[1]	2		2,131
Current liabilities	[1]	29,059		29,162
Total equity and liabilities	[1]	€ 124,959		€ 132,798

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.